Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Related party balances and transactions
24.	Related party balances and transactions

The following balances were outstanding as of December 31, 2024, 2023 and 2022, respectively, which are at market value:

Trade account receivables from related parties	2024		2023	2022

Campalier, S.A. de C.V. (shareholder)	Ps.	250	104	-
Fundación Betterware., A.C. (affiliated)		-	-	61
		250	104	61

Trade account payables to related parties	2024		2023	2022

Campalier, S.A. de C.V. (shareholder)	Ps.	1,237	-	96,859

On June 23, 2022, our subsidiary Programa Lazos, as borrower, entered into a loan agreement for an amount of Ps.150,000 with Campalier, as lender. As of December 31, 2022, Lazos had withdrawn Ps.120,000 under such loan. Principal amount bore a monthly variable interest rate of TIIE plus 349 basis points, and it did not contain a specific maturity date. On August 31, 2023, Programa Lazos replaced the total amount of the loan that had with Campalier by Ps.122,500 million by a loan with Betterware de Mexico as a lender, bearing a monthly interest rate of TIIE plus 349 basis points.

In October 2023, Betterware de México, S.A.P.I. de C.V. and Campalier, S.A. de C.V., signed a services agreement in which Betterware undertakes to provide Campalier with specialized services agreed to comparable market conditions, such as: consulting, accounting and financial advice, with monthly payments. The total amount paid during 2024 and 2023 was Ps.2,454 and Ps.222, respectively.

Trading transactions –

	2024			2023		2022
Revenues / expenses to Betterware with:	Lease income		Donation expenses	Lease income	Donation expenses	Lease income	Donation expenses

Fundación Betterware., A.C.	Ps.	63	1,087	63	5,430	63	3,350

	2024			2023		2022
Revenues to Betterware / Expenses to Lazos with:	Services revenue		Interest expenses	Services revenue	Interest expenses	Interest expenses

Campalier, S.A. de C.V.	Ps.	2,454	3,045	222	5,064	7,479

Remuneration of key management personnel –

Key management personnel compensation comprised short-term employee benefits of Ps.67,297, Ps.62,574, and Ps.47,265, for the years 2024, 2023 and 2022, respectively. At the end of each period, there are no outstanding balances.